Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended			9 Months Ended		12 Months Ended
	May 31, 2021	Apr. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jan. 11, 2021	Dec. 31, 2020		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018
Unrecognized Tax Benefits							$ 1,467,000				$ 1,467,000	$ 707,000						$ 0
Temporary Equity, Shares Outstanding			36,064,095				29,496,153		36,064,095		29,496,153	29,496,153
Anti-dilutive securities attributable to warrants (in shares)									39,761,487	30,558,132	30,653,949	30,399,853
Minimum net intangible assets required to redemption of common stock						$ 5,000,001
Proceeds from Issuance of Redeemable Convertible Preferred Stock											$ 0	$ 1,125,000
Retained earnings (accumulated deficit)			$ (81,257,000)				$ (63,038,000)		$ (81,257,000)		(63,038,000)	(49,149,000)
Stock Issued During Period, Value, New Issues	$ 50,000,000.0
Shares Issued, Price Per Share	$ 0.000001
Stock Issued During Period, Shares, New Issues	1,698,088
Impairments of long-lived assets											$ 0	$ 0
Present value of minimum lease payments meets or exceeds fair value of the asset							90.00%				90.00%
Percentage of economic life of the asset,							75.00%				75.00%
Effective Income Tax Rate Reconciliation, Percent			(0.04%)	0.00%					(0.12%)	0.00%	(0.10%)	(0.70%)
Cash, cash equivalents, and short-term investments			$ 180,600,000				$ 14,700,000		$ 180,600,000		$ 14,700,000
Paycheck Protection Program [Member]
Proceeds from Issuance of Long-term Debt		$ 800,000
Prepaid Expenses and Other Current Assets [Member]
Restricted Cash							100,000				$ 100,000	$ 300,000
Patents [Member]
Finite-Lived Intangible Asset, Useful Life											15 years
Maximum [Member]
Effective Income Tax Rate Reconciliation, Percent											50.00%
Ivanhoe Capital Acquisition Corp [Member]
Cash that is insured with federal insurance			250,000			250,000	250,000		250,000		$ 250,000
Cash equivalents			0			0	0		0		0
Unrecognized Tax Benefits			0			0	0		0		0
Unrecognized tax benefits accrued for interest and penalties			0			0	0		0		0
Minimum net intangible assets required to redemption of common stock			5,000,001						5,000,001
Cash held in Trust Account			276,052,152			276,000,000			276,052,152
Retained earnings (accumulated deficit)			$ (35,151,299)			(30,486,694)	(32,821)		(35,151,299)		$ (32,821)
Stock Issued During Period, Value, New Issues					$ 25,000	$ 25,000	$ 25,000	[1],[2]	$ 1,100,000
Shares Issued, Price Per Share			$ 10.00			$ 10.00	$ 10.00		$ 10.00		$ 10.00		$ 10.00
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Temporary Equity, Shares Outstanding						27,600,000
Anti-dilutive securities attributable to warrants (in shares)									14,213,280
Class A Common Stock Subject to Redemption | Ivanhoe Capital Acquisition Corp [Member]
Temporary Equity, Shares Outstanding			27,600,000			27,600,000	0		27,600,000		0
Shares Issued, Price Per Share			$ 10.00			$ 10.00	$ 10.00		$ 10.00		$ 10.00
Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Outstanding			36,064,095	29,496,153	29,496,153		29,496,153		36,064,095	29,496,153	29,496,153	29,496,153		36,064,095	29,496,153	29,496,153	29,496,153	29,263,571
Proceeds from Issuance of Redeemable Convertible Preferred Stock									$ 269,900,000		$ 82,000,000.0
Temporary Equity, Aggregate Amount of Redemption Requirement							$ 0				$ 0	$ 0
Series D Plus Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Outstanding			1,698,088						1,698,088
Stock Issued During Period, Value, New Issues	$ 50,000,000.0
Shares Issued, Price Per Share	$ 0.000001
Stock Issued During Period, Shares, New Issues	1,698,088
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Outstanding			4,869,854						4,869,854
Stock Issued During Period, Value, New Issues		$ 138,500,000
Shares Issued, Price Per Share		$ 0.000001
Stock Issued During Period, Shares, New Issues		4,869,854

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).